PIMCO Variable Insurance Trust

Supplement Dated March 31, 2022 to the

Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional Class Prospectus, each dated April 30, 2021, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”)

As previously disclosed in a supplement dated February 1, 2022, Pacific Investment Management Company LLC (“PIMCO”) has announced that Nic Johnson is retiring from PIMCO effective March 31, 2022.

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Steve Rodosky, Greg Sharenow and Andrew DeWitt. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Steve Rodosky, Greg Sharenow and Andrew DeWitt. Messrs. Rodosky and Sharenow are Managing Directors of PIMCO, and Mr. DeWitt is a Senior Vice President of PIMCO. Mr. Rodosky has managed the Portfolio since January 2019, Mr. Sharenow has managed the Portfolio since November 2018 and Mr. DeWitt has managed the Portfolio since February 2022.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy	Andrew DeWitt	2/22

Senior Vice President, PIMCO. Mr. DeWitt is a portfolio manager in the Newport Beach office, focusing on commodity and multi-real asset strategies. Previously, he managed PIMCO’s portfolio associate group and focused on portfolio optimization and other technology initiatives. He has investment experience since 2006 and holds undergraduate degrees in economics and sociology from Brown University.

PIMCO CommodityRealReturn® Strategy PIMCO Long-Term U.S. Government PIMCO Real Return	Steve Rodosky	1/19 7/07 1/19	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy	Greg E. Sharenow	11/18

Managing Director, PIMCO. Mr. Sharenow is a portfolio manager in the Newport Beach office, focusing on commodities, real assets, and inflation solutions. He leads PIMCO’s commodity portfolio management group. He also co-manages PIMCO’s Energy and Tactical Credit Opportunities strategy. Prior to joining PIMCO in 2011, he was an energy trader at Hess Energy Trading, Goldman Sachs, and DE Shaw. He was previously senior energy economist at Goldman Sachs and before that, worked as a quantitative analyst in the Global Portfolio Analysis group at Goldman Sachs. His co-authored article, “Beating Benchmarks,” won the Second Annual Berstein Fabozzi/Jacobs Levy Award for Outstanding Article after it was published in the Journal of Portfolio Management. He has investment and financial services experience since 2000 and holds bachelor’s degrees in mathematical methods in the social sciences and in economics from Northwestern University. He is a member of the Council on Foreign Relations.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_033122

PIMCO Variable Insurance Trust

Supplement Dated March 31, 2022 to the

PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class Prospectus, PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class Prospectus, PIMCO CommodityRealReturn® Strategy Portfolio Institutional Class Prospectus and PIMCO CommodityRealReturn® Strategy Portfolio Class M Prospectus, each dated April 30, 2021, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”)

As previously disclosed in a supplement dated February 1, 2022, Pacific Investment Management Company LLC (“PIMCO”) has announced that Nic Johnson is retiring from PIMCO effective March 31, 2022.

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Steve Rodosky, Greg Sharenow and Andrew DeWitt. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Steve Rodosky, Greg Sharenow and Andrew DeWitt. Messrs. Rodosky and Sharenow are Managing Directors of PIMCO, and Mr. DeWitt is a Senior Vice President of PIMCO. Mr. Rodosky has managed the Portfolio since January 2019, Mr. Sharenow has managed the Portfolio since November 2018, and Mr. DeWitt has managed the Portfolio since February 2022.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy	Andrew DeWitt	2/22

Senior Vice President, PIMCO. Mr. DeWitt is a portfolio manager in the Newport Beach office, focusing on commodity and multi-real asset strategies. Previously, he managed PIMCO’s portfolio associate group and focused on portfolio optimization and other technology initiatives. He has investment experience since 2006 and holds undergraduate degrees in economics and sociology from Brown University.

PIMCO CommodityRealReturn® Strategy	Steve Rodosky	1/19	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy	Greg E. Sharenow	11/18

Managing Director, PIMCO. Mr. Sharenow is a portfolio manager in the Newport Beach office, focusing on commodities, real assets, and inflation solutions. He leads PIMCO’s commodity portfolio management group. He also co-manages PIMCO’s Energy and Tactical Credit Opportunities strategy. Prior to joining PIMCO in 2011, he was an energy trader at Hess Energy Trading, Goldman Sachs, and DE Shaw. He was previously senior energy economist at Goldman Sachs and before that, worked as a quantitative analyst in the Global Portfolio Analysis group at Goldman Sachs. His co-authored article, “Beating Benchmarks,” won the Second Annual Berstein Fabozzi/Jacobs Levy Award for Outstanding Article after it was published in the Journal of Portfolio Management. He has investment and financial services experience since 2000 and holds bachelor’s degrees in mathematical methods in the social sciences and in economics from Northwestern University. He is a member of the Council on Foreign Relations.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_033122

PIMCO Variable Insurance Trust

Supplement dated March 31, 2022 to the

Statement of Additional Information dated April 30, 2021,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”)

As previously disclosed in a supplement dated February 1, 2022, Pacific Investment Management Company LLC (“PIMCO”) has announced that Nic Johnson is retiring from PIMCO effective March 31, 2022.

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Steve Rodosky, Greg Sharenow and Andrew DeWitt. Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above-mentioned table:

Effective March 31, 2022, the PIMCO CommodityRealReturn® Strategy Portfolio is jointly and primarily managed by Greg Sharenow, Steve Rodosky and Andrew DeWitt.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_033122